Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ (53,547)	$ (78,164)
Foreign	(1,026)	(1,943)
Total	$ (54,573)	$ (80,107)